This table shows energy supply by type of customer: (Details) R$ in Millions	12 Months Ended
	Dec. 31, 2021 BRL (R$) MW	Dec. 31, 2020 BRL (R$) MW	Dec. 31, 2019 BRL (R$) MW
Residential [Member]
IfrsStatementLineItems [Line Items]
Supply of electricity in GWh | GW | MW	11,186	10,981	10,538
Revenue from sale of electricity | R$	R$ 11,124	R$ 9,875	R$ 9,668
Industrial [Member]
IfrsStatementLineItems [Line Items]
Supply of electricity in GWh | GW | MW	16,361	12,731	14,873
Revenue from sale of electricity | R$	R$ 5,275	R$ 4,171	R$ 4,760
Commercial Services And Others [Member]
IfrsStatementLineItems [Line Items]
Supply of electricity in GWh | GW | MW	8,334	8,571	9,335
Revenue from sale of electricity | R$	R$ 5,520	R$ 4,979	R$ 5,439
Rural [Member]
IfrsStatementLineItems [Line Items]
Supply of electricity in GWh | GW | MW	3,975	3,766	3,795
Revenue from sale of electricity | R$	R$ 2,566	R$ 2,190	R$ 2,058
Public Authorities [Member]
IfrsStatementLineItems [Line Items]
Supply of electricity in GWh | GW | MW	729	714	905
Revenue from sale of electricity | R$	R$ 583	R$ 522	R$ 654
Public Lighting [Member]
IfrsStatementLineItems [Line Items]
Supply of electricity in GWh | GW | MW	1,226	1,243	1,357
Revenue from sale of electricity | R$	R$ 718	R$ 550	R$ 614
Public Services [Member]
IfrsStatementLineItems [Line Items]
Supply of electricity in GWh | GW | MW	1,418	1,362	1,373
Revenue from sale of electricity | R$	R$ 879	R$ 722	R$ 725
Subtotal [Member]
IfrsStatementLineItems [Line Items]
Supply of electricity in GWh | GW | MW	43,229	39,368	42,176
Revenue from sale of electricity | R$	R$ 26,665	R$ 23,009	R$ 23,918
Own Consumption [Member]
IfrsStatementLineItems [Line Items]
Supply of electricity in GWh | GW | MW	33	34	38
Unbilled Revenue [Member]
IfrsStatementLineItems [Line Items]
Revenue from sale of electricity | R$	R$ (14)	R$ 9	R$ 134
Other [Member]
IfrsStatementLineItems [Line Items]
Supply of electricity in GWh | GW | MW	43,262	39,402	42,214
Revenue from sale of electricity | R$	R$ 26,651	R$ 23,018	R$ 24,052
Wholesale Supply To Other Concession Holders [Member]
IfrsStatementLineItems [Line Items]
Supply of electricity in GWh | GW | MW	10,825	13,907	11,920
Revenue from sale of electricity | R$	R$ 3,023	R$ 3,363	R$ 2,943
Wholesale Supply Unbilled Net [Member]
IfrsStatementLineItems [Line Items]
Supply of electricity in GWh | GW | MW
Revenue from sale of electricity | R$	R$ (55)	R$ 51	R$ (67)
Total [Member]
IfrsStatementLineItems [Line Items]
Supply of electricity in GWh | GW | MW	54,087	53,309	54,134
Revenue from sale of electricity | R$	R$ 29,619	R$ 26,432	R$ 26,928